Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred stock (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020
Series A Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred Stock Authorized	55,700,000	55,700,000	55,700,000
Preferred Stock Issued and Outstanding	55,700,000	55,700,000	55,700,000
Carrying Value	$ 55,700	$ 55,700	$ 55,700
Liquidation Value	$ 55,700	$ 55,700	$ 55,700
Common Stock Issuable Upon Conversion	55,700,000	55,700,000	55,700,000
Series B Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred Stock Authorized	45,372,050	45,372,050		45,372,051
Preferred Stock Issued and Outstanding	45,372,050	22,686,025
Carrying Value	$ 59,751	$ 29,761
Liquidation Value	$ 60,000	$ 30,000
Common Stock Issuable Upon Conversion	45,372,050	22,686,025
Series B One Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred Stock Authorized	27,152,255	27,152,255
Preferred Stock Issued and Outstanding	27,152,255	27,152,255
Carrying Value	$ 51,083	$ 51,083
Liquidation Value	$ 51,182	$ 51,182
Common Stock Issuable Upon Conversion	27,152,255	27,152,255
Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred Stock Authorized	128,224,305	128,224,305	55,700,000
Preferred Stock Issued and Outstanding	128,224,305	105,538,280	55,700,000
Carrying Value	$ 166,534	$ 136,544	$ 55,700
Liquidation Value	$ 136,882	$ 136,882	$ 55,700
Common Stock Issuable Upon Conversion	128,224,305	105,538,280	55,700,000